Finance income and cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest on cash and equivalents	$ 39,941	$ 32,461	$ 12,036
Interest on recovery of guarantee deposits	8,079	4,611	155
Interest on cash and equivalents held in the trust CIB/3249	1,424	1,150	711
Total finance income	$ 49,444	$ 38,222	$ 12,902